DEBT (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
2021	$ 1,021,308	$ 1,259,900
2022	358,714	266,589
2023	405,802	286,742
2024	427,353	308,293
2025	409,105	290,033
Thereafter	1,486,344	1,451,810
Total	$ 410,626	$ 2,863,367